INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Total Return Bond ETF (the “Fund”)
Effective immediately, the following paragraph is added after the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Fund’s Strategies and Risks – Additional Risks of Investing in the Fund”:
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Fund’s performance.
Please Retain This Supplement for Future Reference.
P-GTO-PRO-1-SUP-3 081220

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Balanced Multi-Asset Allocation ETF
Invesco Conservative Multi-Asset Allocation ETF
Invesco Growth Multi-Asset Allocation ETF
Invesco Moderately Conservative Multi-Asset Allocation ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, the following paragraph is added after the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-MAA-PRO-1-SUP-5 081220

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED AUGUST 12, 2020 TO THE PROSPECTUS DATED FEBRUARY 28, 2020,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF
Invesco S&P 500® Downside Hedged ETF
Invesco Ultra Short Duration ETF
Invesco Variable Rate Investment Grade ETF
(each, a “Fund” and collectively, the “Funds”)
Effective immediately, the following paragraph is added after the paragraph entitled “Natural Disaster/Epidemic Risk” in the section “Additional Information About the Funds’ Strategies and Risks – Additional Risks of Investing in the Funds”:
COVID-19. The current outbreak of the novel strain of coronavirus, COVID-19, has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in travel restrictions, closed international borders, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, defaults and other significant economic impacts, all of which have disrupted global economic activity across many industries and may exacerbate other pre-existing political, social and economic risks, locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on a Fund’s performance.
Please Retain This Supplement for Future Reference.
P-PS-PRO-10-SUP-4 081220